Subsequent Event (Details) - USD ($)	Dec. 30, 2024	Nov. 06, 2024	Jan. 14, 2025
Subsequent Event [Member]
Subsequent Event [Line Items]
Percentage of penalty			1.00%
Class A Ordinary Shares [Member]
Subsequent Event [Line Items]
Offering and selling amount		$ 200,000,000
Price of per share (in Dollars per share)		$ 0.0001
Sky KingWin Ltd [Member]
Subsequent Event [Line Items]
Cash consideration	$ 480,000